Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Other current receivables	₩ 1,385,629	₩ 1,636,006
Non-current
Other non-current receivables	863,240	879,176
Gross amount [member]
Current
Loans	236,782	617,696
Other accounts receivable	954,030	960,543
Accrued income	220,066	179,971
Deposits	108,640	107,137
Others	16,201	18,925
Non-current
Loans	731,344	874,158
Other accounts receivable	155,936	92,939
Accrued income	1,855	1,663
Deposits	152,072	122,485
Allowance for credit losses [member]
Current
Other current receivables	(150,090)	(248,266)
Non-current
Other non-current receivables	₩ (177,967)	₩ (212,069)